Schedule of Investments (unaudited)	iShares® MSCI Saudi Arabia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 37.9%
Al Rajhi Bank	3,457,624	$95,232,912
Alinma Bank	3,133,417	16,790,928
Arab National Bank	1,936,721	11,488,780
Bank AlBilad	1,212,278	12,231,301
Bank Al-Jazira	1,426,232	7,042,083
Banque Saudi Fransi	1,882,133	18,220,803
Riyad Bank	4,188,506	29,371,816
Saudi British Bank (The)	2,586,512	21,151,355
Saudi National Bank	6,177,169	87,462,882
		298,992,860

Building Products — 0.4%
Saudi Ceramic Co.(a)	195,886	3,080,088

Chemicals — 18.3%
Advanced Petrochemical Co.	373,303	8,189,227
Alujain Holding(a)	91,043	1,381,334
National Industrialization Co.(a)	1,208,774	6,054,940
National Petrochemical Co.	64,754	814,159
SABIC Agri-Nutrients Co.	457,405	12,559,374
Sahara International Petrochemical Co.	1,228,748	9,479,582
Saudi Basic Industries Corp.	2,524,699	83,898,913
Saudi Industrial Investment Group	773,041	7,802,462
Saudi Kayan Petrochemical Co.(a)	1,128,575	5,361,150
Yanbu National Petrochemical Co.	492,850	9,168,412
		144,709,553

Construction Materials — 4.5%
Arabian Cement Co./Saudi Arabia	226,535	2,778,644
City Cement Co.	302,719	2,510,382
Eastern Province Cement Co.	194,359	2,586,098
Najran Cement Co.	442,472	2,824,553
Northern Region Cement Co.	486,709	2,389,089
Qassim Cement Co. (The)	173,160	3,924,699
Riyadh Cement Co.	69,732	611,741
Saudi Cement Co.	282,909	4,956,235
Southern Province Cement Co.	244,630	5,675,038
Yamama Cement Co.	399,492	3,643,124
Yanbu Cement Co.	305,780	3,595,733
		35,495,336
Diversified Telecommunication Services — 4.6%
Saudi Telecom Co.	1,081,904	36,028,091

Electric Utilities — 2.2%
Saudi Electricity Co.	2,650,853	17,459,121

Equity Real Estate Investment Trusts (REITs) — 0.2%
Jadwa REIT Saudi Fund	420,767	1,821,245

Food & Staples Retailing — 0.7%
Abdullah Al Othaim Markets Co.	164,874	5,659,711

Food Products — 4.1%
Al Jouf Agricultural Development Co.	24,485	589,560
Almarai Co. JSC	822,769	12,101,572
Aseer Trading Tourism & Manufacturing Co.(a)	373,269	2,597,779
Halwani Brothers Co.	37,313	1,026,057
National Agriculture Development Co. (The)(a)	232,823	2,529,782
Saudi Fisheries Co.(a)	48,723	739,241
Saudia Dairy & Foodstuff Co.	65,686	3,123,832
Security	Shares	Value

Food Products (continued)
Savola Group (The)	887,660	$9,670,491
		32,378,314

Gas Utilities — 0.3%
National Gas & Industrialization Co.(a)	188,656	1,949,315

Health Care Providers & Services — 3.3%
Al Hammadi Co. for Development and Investment	271,003	2,470,429
Dallah Healthcare Co.	160,789	2,825,410
Dr Sulaiman Al Habib Medical Services Group Co.	153,132	6,738,346
Middle East Healthcare Co.(a)	174,626	1,760,113
Mouwasat Medical Services Co.	169,015	8,348,467
National Medical Care Co.	112,389	1,849,051
Saudi Chemical Co. Holding	213,771	2,173,316
		26,165,132

Hotels, Restaurants & Leisure — 1.6%
Dur Hospitality Co.(a)	220,176	1,978,799
Herfy Food Services Co.	115,123	1,955,587
Leejam Sports Co. JSC(a)	99,032	2,028,040
Saudi Airlines Catering Co.(a)	155,591	3,299,128
Seera Group Holding(a)	584,788	3,358,133
		12,619,687

Insurance — 1.7%
Al Rajhi Co. for Co-operative Insurance(a)	84,544	1,983,834
Bupa Arabia for Cooperative Insurance Co.(a)	200,511	6,321,452
Co for Cooperative Insurance (The)	233,223	4,993,749
		13,299,035

Media — 0.6%
Saudi Research & Media Group(a)	146,293	4,730,168

Metals & Mining — 2.7%
Saudi Arabian Mining Co.(a)	1,357,180	21,465,346

Oil, Gas & Consumable Fuels — 8.2%
Aldrees Petroleum and Transport Services Co.	157,741	2,649,872
Rabigh Refining & Petrochemical Co.(a)	835,763	5,036,793
Saudi Arabia Refineries Co.	13,104	619,459
Saudi Arabian Oil Co.(b)	6,019,910	56,691,803
		64,997,927

Pharmaceuticals — 0.4%
Saudi Pharmaceutical Industries & Medical
Appliances Corp.	253,986	3,142,444

Professional Services — 0.2%
Maharah Human Resources Co.	85,378	1,789,018

Real Estate Management & Development — 1.9%
Arriyadh Development Co.	407,010	2,578,643
Dar Al Arkan Real Estate Development Co.(a)	1,986,442	5,503,765
Emaar Economic City(a)	1,486,417	4,479,782
Saudi Real Estate Co.(a)	464,350	2,414,631
		14,976,821

Road & Rail — 0.6%
Saudi Public Transport Co.(a)	329,835	2,273,511
United International Transportation Co.	172,547	1,988,669
		4,262,180

Specialty Retail — 2.4%
Fawaz Abdulaziz Al Hokair & Co.(a)	338,360	2,230,249
Jarir Marketing Co.	195,758	10,975,058
Saudi Co. For Hardware CJSC	97,409	1,856,145

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
United Electronics Co.	126,255	$4,103,453
		19,164,905

Thrifts & Mortgage Finance — 0.1%
Amlak International for Real	94,841	576,701

Transportation Infrastructure — 0.6%
Saudi Ground Services Co.(a)	354,574	3,484,048
Saudi Industrial Services Co.	107,186	1,392,346
		4,876,394

Wireless Telecommunication Services — 2.2%
Etihad Etisalat Co.	1,255,366	11,078,190
Mobile Telecommunications Co.(a)	1,615,984	6,299,763
		17,377,953

Total Common Stocks — 99.7%
(Cost: $571,673,184)		787,017,345

Total Investments in Securities — 99.7%
(Cost: $571,673,184)		787,017,345

Other Assets, Less Liabilities — 0.3%		2,438,003

Net Assets — 100.0%		$789,455,348

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$1,200,000	$—	$(1,200,000	)(b)	$—	$—	$—	—	$314	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	31	06/18/21	$2,109	$71,974

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF

May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$181,153,957	$605,863,388	$—	$787,017,345

Derivative financial instruments(a)
Assets
Futures Contracts	$71,974	$—	$—	$71,974

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust